DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

8.               DERIVATIVE FINANCIAL INSTRUMENTS

The following tables present the fair values of derivative instruments included in the Company’s consolidated balance sheets as of December 31, 2009, 2010 and 2011:

	December 31, 2009
	Other Assets -	Other Liabilities -
	Current	Current
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	7,307,485	—
Total derivative instruments	7,307,485	—

	December 31, 2010
	Other Assets -	Other Liabilities -
	Current	Current
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	8,131,716	15,988,091
Total derivative instruments	8,131,716	15,988,091

	December 31, 2011
	Other Assets -	Other Liabilities -
	Current	Current
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	2,910,301	1,271,592
Total derivative instruments	2,910,301	1,271,592

See Note 9. “Fair Value Measurement,” to the Company’s consolidated financial statements for information about the techniques the Company uses to measure the fair value of its derivative instruments.

The following table presents the amounts related to derivative instruments affecting the Company’s consolidated statements of operations for the years ended December 31, 2009, 2010 and 2011:

	Amount of (Loss) Gain on Derivatives Recognized in Income Year Ended December 31			Location of (Loss) Gain Recognized in
Derivative Type	2009	2010	2011	Income on Derivatives
	$	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	(1,590,098)	9,475,794	(11,393,346)	(Loss) gain on change in fair value of derivative